SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Fair Value of Warrants, Inputs & Assumptions (Details)	Jun. 30, 2021 $ / shares	Dec. 31, 2020	Dec. 31, 2020 $ / shares	Dec. 31, 2020
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Remaining term (in years)	3 years 11 months 4 days	4 years 5 months 1 day
Stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	18.06		15.26	15.26
Exercise price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	11.50		11.50	11.50
Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.75			0.75
Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.0065			0.0030
Expected dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0			0